Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Income before Income Taxes, Japan	¥ 298,321	¥ 201,168	¥ 315,922
Income before Income Taxes, Overseas	171,654	191,010	193,525
Income before Income Taxes	469,975	392,178	509,447
Current provision for income taxes	111,388	58,298	175,056
Deferred provision for income taxes	20,000	36,947	11,538
Provision for income taxes	131,388	95,245	186,594
Japan
Income Taxes [Line Items]
Current provision for income taxes	80,274	30,808	136,623
Deferred provision for income taxes	9,049	22,047	(1,301)
Overseas
Income Taxes [Line Items]
Current provision for income taxes	31,114	27,490	38,433
Deferred provision for income taxes	¥ 10,951	¥ 14,900	¥ 12,839